Stock Repurchase Programs (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Repurchase Programs (Textual) [Abstract]
Vested shares included in treasury stock related to stock awards surrendered for withholding taxes	17,145	34,923	19,355
Treasury Stock, Shares, Acquired			3,970,605
Treasury Stock, Value, Acquired, Cost Method			$ 43.5
Remaining number of shares to be purchased under existing stock repurchase programs	50,123,550